LEASES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets				$ 5,001,360
Operating lease costs	$ 1,403,743	$ 1,403,743	$ 1,249,422
Portion of operating lease costs allocated to inventory	812,368	812,368	700,185
Lease liabilities classified as held for sale			1,217,499
Undiscounted lease liabilities with related parties			17,615,013
Undiscounted lease liabilities classified as held for sale			$ 684,576
Phantom Distribution, LLC [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liabilities classified as held for sale	216,298	$ 412,093
Undiscounted lease liabilities with related parties	14,488,346
Undiscounted lease liabilities classified as held for sale	$ 228,192